Employee Benefit Plans (Net Pension Benefit Plan Expense) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
SERP [Member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 6	$ 7
Interest cost	17	19
Interest income	(15)	(16)
Pension expense	8	10
ERP [Member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	8	4
Interest cost	1
Interest income	(1)
Pension expense	8	4
Domestic Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	14	11
Interest cost	18	19
Interest income	(16)	(16)
Pension expense	$ 16	$ 14